Expense Example, No Redemption (USD $)	12 Months Ended
Aug. 31, 2013
Vanguard U.S. Growth Fund - Investor Shares | Vanguard U.S. Growth Fund
Expense Example, No Redemption:
1 YEAR	$ 46
3 YEAR	144
5 YEAR	252
10 YEAR	567
Vanguard International Growth Fund - Investor Shares | Vanguard International Growth Fund
Expense Example, No Redemption:
1 YEAR	49
3 YEAR	154
5 YEAR	269
10 YEAR	604
Vanguard FTSE Social Index Fund - Investor Shares | Vanguard FTSE Social Index Fund
Expense Example, No Redemption:
1 YEAR	29
3 YEAR	90
5 YEAR	157
10 YEAR	356
Vanguard FTSE Social Index Fund - Institutional Shares | Vanguard FTSE Social Index Fund
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Vanguard U.S. Growth Fund - Admiral Shares | Vanguard U.S. Growth Fund
Expense Example, No Redemption:
1 YEAR	32
3 YEAR	100
5 YEAR	174
10 YEAR	393
Vanguard International Growth Fund - Admiral Shares | Vanguard International Growth Fund
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Vanguard Mega Cap Index Fund - Institutional Shares | Vanguard Mega Cap Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Mega Cap Growth Index Fund - Institutional Shares | Vanguard Mega Cap Growth Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mega Cap Value Index Fund - Institutional Shares | Vanguard Mega Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Extended Duration Treasury Index Fund - ETF Shares | Vanguard Extended Duration Treasury Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Energy Index Fund - ETF Shares | Vanguard Energy Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Materials Index Fund - ETF Shares | Vanguard Materials Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Industrials Index Fund - ETF Shares | Vanguard Industrials Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Consumer Discretionary Index Fund - ETF Shares | Vanguard Consumer Discretionary Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Consumer Staples Index Fund - ETF Shares | Vanguard Consumer Staples Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Health Care Index Fund - ETF Shares | Vanguard Health Care Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Financials Index Fund - ETF Shares | Vanguard Financials Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Information Technology Index Fund - ETF Shares | Vanguard Information Technology Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Telecommunication Services Index Fund - ETF Shares | Vanguard Telecommunication Services Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Utilities Index Fund - ETF Shares | Vanguard Utilities Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Extended Duration Treasury Index Fund - Institutional Shares | Vanguard Extended Duration Treasury Index Fund
Expense Example, No Redemption:
1 YEAR	60
3 YEAR	82
5 YEAR	106
10 YEAR	178
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares | Vanguard Extended Duration Treasury Index Fund
Expense Example, No Redemption:
1 YEAR	58
3 YEAR	76
5 YEAR	95
10 YEAR	152
Vanguard Mega Cap Index Fund - ETF Shares | Vanguard Mega Cap Index Fund
Expense Example, No Redemption:
1 YEAR	11
3 YEAR	35
5 YEAR	62
10 YEAR	141
Vanguard Mega Cap Growth Index Fund - ETF Shares | Vanguard Mega Cap Growth Index Fund
Expense Example, No Redemption:
1 YEAR	11
3 YEAR	35
5 YEAR	62
10 YEAR	141
Vanguard Mega Cap Value Index Fund - ETF Shares | Vanguard Mega Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	11
3 YEAR	35
5 YEAR	62
10 YEAR	141
Vanguard Energy Index Fund - Admiral Shares | Vanguard Energy Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Materials Index Fund - Admiral Shares | Vanguard Materials Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Industrials Index Fund - Admiral Shares | Vanguard Industrials Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Consumer Discretionary Index Fund - Admiral Shares | Vanguard Consumer Discretionary Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Consumer Staples Index Fund - Admiral Shares | Vanguard Consumer Staples Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Health Care Index Fund - Admiral Shares | Vanguard Health Care Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Financials Index Fund - Admiral Shares | Vanguard Financials Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Information Technology Index Fund - Admiral Shares | Vanguard Information Technology Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Telecommunication Services Index Fund - Admiral Shares | Vanguard Telecommunication Services Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Utilities Index Fund - Admiral Shares | Vanguard Utilities Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	$ 179